Accounts Payable and Accrued Liablilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]	Accounts payable and accrued expenses consist of the following:

	December 31,
	2014	2013
Accounts payable	7,934	591
Accrued operating	6,111	41
Accrued administrative	1,766	840
	15,811	1,472